111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 24, 2017

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research Core Equity Portfolio (the “Fund”); Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 61 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 59 to the above-captioned Registration Statement.

This Amendment is being filed for the primary purpose of incorporating changes to the Fund’s “Principal Investment Strategies” disclosure and, in connection therewith, making certain other minor and conforming changes.

Additionally, the wording “report does not exist”, which appears throughout the Prospectus, will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn
enclosures